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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21507

Evergreen Utilities and High Income Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for 1 of its series, Evergreen Utilities and High Income Fund, for the quarter ended November 30, 2005. This 1 series has an August 31 fiscal year end.

Date of reporting period:        November 30, 2005

Item 1 – Schedule of Investments

UTILITIES AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

November 30, 2005 (unaudited)
	Principal Amount	Value
CORPORATE BONDS 38.4%
CONSUMER DISCRETIONARY 10.8%
Diversified Consumer Services 0.9%
Alderwoods Group, Inc., 7.75%, 09/15/2012	$1,000,000	$1,042,500
Service Corporation International, 7.00%, 06/15/2017 144A	1,000,000	993,750
		2,036,250
Hotels, Restaurants & Leisure 3.3%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	1,000,000	1,067,500
Las Vegas Sands Corp., 6.375%, 02/15/2015	1,000,000	967,500
MGM MIRAGE, Inc., 5.875%, 02/27/2014	1,000,000	952,500
Seneca Gaming Corp., 7.25%, 05/01/2012	1,000,000	1,018,750
Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 05/01/2007	1,000,000	1,031,250
Station Casinos, Inc., 6.50%, 02/01/2014	1,350,000	1,363,500
Town Sports International, Inc., 9.625%, 04/15/2011	1,000,000	1,035,000
		7,436,000
Household Durables 1.1%
M/I Homes, Inc., 6.875%, 04/01/2012	1,250,000	1,125,000
Meritage Homes Corp., 6.25%, 03/15/2015	325,000	295,750
Technical Olympic USA, Inc., 7.50%, 01/15/2015	295,000	247,800
WCI Communities, Inc., 9.125%, 05/01/2012	820,000	820,000
		2,488,550
Media 2.7%
CSC Holdings, Inc., 7.625%, 04/01/2011	1,000,000	1,000,000
Emmis Communications Corp., 6.875%, 05/15/2012	1,000,000	991,250
LIN TV Corp., 6.50%, 05/15/2013	1,000,000	962,500
MediaNews Group, Inc., 6.375%, 04/01/2014	1,000,000	942,500
R.H. Donnelley Corp., 10.875%, 12/15/2012	1,000,000	1,137,500
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	1,000,000	1,035,000
		6,068,750
Multi-line Retail 0.5%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	1,000,000	1,054,654
Specialty Retail 1.4%
Central Garden & Pet Co., 9.125%, 02/01/2013	1,500,000	1,586,250
Group 1 Automotive, Inc., 8.25%, 08/15/2013	105,000	99,225
Payless ShoeSource, Inc., 8.25%, 08/01/2013	300,000	313,500
United Auto Group, Inc., 9.625%, 03/15/2012	1,000,000	1,040,000
		3,038,975
Textiles, Apparel & Luxury Goods 0.9%
Oxford Industries, Inc., 8.875%, 06/01/2011	1,000,000	1,025,000
Warnaco Group, Inc., 8.875%, 06/15/2013	1,000,000	1,087,500
		2,112,500
CONSUMER STAPLES 2.4%
Food & Staples Retailing 0.9%
Ingles Markets, Inc., 8.875%, 12/01/2011	1,000,000	1,015,000
Rite Aid Corp., 8.125%, 05/01/2010	1,000,000	1,005,000
		2,020,000
Food Products 1.1%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	1,000,000	1,020,000
Del Monte Foods Co., 6.75%, 02/15/2015 144A	1,500,000	1,440,000
		2,460,000
Household Products 0.4%
Church & Dwight Co., Inc., 6.00%, 12/15/2012	1,000,000	990,000

1

UTILITIES AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
CORPORATE BONDS continued
ENERGY 4.7%
Energy Equipment & Services 1.4%
Dresser, Inc., 9.375%, 04/15/2011	$1,500,000	$1,586,250
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	150,000	148,500
Offshore Logistics, Inc., 6.125%, 06/15/2013	1,000,000	930,000
Parker Drilling Co., 9.625%, 10/01/2013	315,000	353,587
		3,018,337
Oil, Gas & Consumable Fuels 3.3%
Chesapeake Energy Corp., 6.875%, 01/15/2016	1,000,000	1,010,000
Exco Resources, Inc., 7.25%, 01/15/2011	1,500,000	1,526,250
Ferrellgas Partners, LP, 6.75%, 05/01/2014	1,000,000	942,500
Frontier Oil Corp., 6.625%, 10/01/2011	125,000	127,500
Peabody Energy Corp., 6.875%, 03/15/2013	1,000,000	1,037,500
Plains Exploration & Production Co., 8.75%, 07/01/2012	1,000,000	1,077,500
Targa Resources, Inc., 8.50%, 11/01/2013 144A	150,000	154,125
Tesoro Corp., 6.625%, 11/01/2015 144A	500,000	506,250
Williams Cos., 7.125%, 09/01/2011	1,000,000	1,037,500
		7,419,125
FINANCIALS 3.3%
Consumer Finance 0.4%
General Motors Acceptance Corp., 5.625%, 05/15/2009	1,000,000	895,936
Insurance 0.7%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	1,500,000	1,575,000
Real Estate 2.2%
CB Richard Ellis Services, Inc., 9.75%, 05/15/2010	650,000	711,750
Host Marriott Corp., Ser. J, REIT, 7.125%, 11/01/2013	1,000,000	1,042,500
La Quinta Properties, Inc, REIT, 7.00%, 08/15/2012	1,000,000	1,072,500
Omega Healthcare Investors, Inc., REIT, 7.00%, 04/01/2014	1,000,000	1,012,500
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	1,000,000	987,500
		4,826,750
HEALTH CARE 1.6%
Health Care Providers & Services 1.6%
Extendicare Health Services, Inc., 6.875%, 05/01/2014	1,000,000	965,000
HCA, Inc., 6.375%, 01/15/2015	1,000,000	998,584
Omnicare, Inc., 6.125%, 06/01/2013	675,000	649,688
Triad Hospitals, Inc., 7.00%, 11/15/2013	1,000,000	1,005,000
		3,618,272
INDUSTRIALS 4.5%
Aerospace & Defense 1.1%
Aviall, Inc., 7.625%, 07/01/2011	1,000,000	1,035,000
DRS Technologies, Inc., 6.875%, 11/01/2013	1,500,000	1,432,500
		2,467,500
Commercial Services & Supplies 1.9%
Adesa, Inc., 7.625%, 06/15/2012	1,000,000	1,000,000
Allied Waste Industries, Inc., 6.375%, 04/15/2011	250,000	246,875
Corrections Corporation of America, 6.25%, 03/15/2013	1,050,000	1,052,625
Geo Group, Inc., 8.25%, 07/15/2013	1,000,000	982,500
NationsRent Companies, Inc., 9.50%, 10/15/2010	1,000,000	1,097,500
		4,379,500
Machinery 0.9%
Manitowoc Co., Inc., 7.125%, 11/01/2013	1,000,000	1,035,000
Navistar International Corp., 6.25%, 03/01/2012	1,000,000	905,000
		1,940,000

2

UTILITIES AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
CORPORATE BONDS continued
INDUSTRIALS continued
Road & Rail 0.6%
Progress Rail Services Corp., 7.75%, 04/01/2012 144A	$1,250,000	$1,281,250
INFORMATION TECHNOLOGY 0.4%
IT Services 0.4%
Unisys Corp., 6.875%, 03/15/2010	1,000,000	915,000
MATERIALS 5.5%
Chemicals 2.2%
Equistar Chemicals, LP, 10.625%, 05/01/2011	1,000,000	1,107,500
Huntsman Advanced Materials, LLC, 11.00%, 07/15/2010	1,000,000	1,142,500
Lyondell Chemical Co., 10.50%, 06/01/2013	1,000,000	1,141,250
Scotts Co., 6.625%, 11/15/2013	1,000,000	1,015,000
Tronox Worldwide, LLC, 9.50%, 12/01/2012 144A	600,000	621,000
		5,027,250
Containers & Packaging 1.1%
Crown Americas, Inc., 7.75%, 11/15/2015 144A	500,000	512,500
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	1,000,000	960,000
Plastipak Holdings, Inc., 10.75%, 09/01/2011	1,000,000	1,095,000
		2,567,500
Metals & Mining 1.0%
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	1,000,000	1,025,000
United States Steel Corp., 10.75%, 08/01/2008	1,000,000	1,108,750
		2,133,750
Paper & Forest Products 1.2%
Boise Cascade, LLC, 7.125%, 10/15/2014	1,250,000	1,131,250
Bowater, Inc., 6.50%, 06/15/2013	500,000	456,250
Georgia Pacific Corp., 8.125%, 05/15/2011	1,000,000	1,020,000
		2,607,500
TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 0.9%
Citizens Communications Co., 6.25%, 01/15/2013	1,000,000	967,500
Insight Midwest, LP, 10.50%, 11/01/2010	1,000,000	1,056,250
		2,023,750
Wireless Telecommunication Services 0.5%
Rural Cellular Corp., 8.25%, 03/15/2012	1,000,000	1,055,000
UTILITIES 3.8%
Electric Utilities 1.3%
DPL, Inc., 6.875%, 09/01/2011	1,000,000	1,065,000
Edison International, 7.73%, 06/15/2009	1,000,000	1,037,500
Reliant Energy, Inc., 6.75%, 12/15/2014	1,000,000	880,000
		2,982,500
Independent Power Producers & Energy Traders 1.4%
NRG Energy, Inc., 8.00%, 12/15/2013	1,000,000	1,102,500
Tenaska, Inc., 7.00%, 06/30/2021 144A	996,643	1,012,500
Texas Genco, Inc., 6.875%, 12/15/2014 144A	1,000,000	1,075,000
		3,190,000
Multi-Utilities 1.1%
Aquila, Inc., 14.875%, 07/01/2012	1,000,000	1,345,000
CMS Energy Corp., 7.50%, 01/15/2009	1,000,000	1,027,500
		2,372,500
Total Corporate Bonds (cost $88,617,771)		86,002,099

3

UTILITIES AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Principal Amount	Value
CONVERTIBLE DEBENTURES 5.2%
UTILITIES 5.2%
Electric Utilities 2.6%
Reliant Energy, Inc., 5.00%, 08/15/2010	$5,000,000	$5,775,000
Independent Power Producers & Energy Traders 2.6%
Mirant Corp., 5.75%, 07/15/2007	5,000,000	5,800,000
Total Convertible Debentures (cost $11,835,752)		11,575,000

	Shares	Value
CONVERTIBLE PREFERRED STOCKS 2.3%
ENERGY 2.3%
Oil, Gas & Consumable Fuels 2.3%
El Paso Corp., 4.99%, 12/31/2049 144A (cost $5,115,625)	5,000	5,169,375
COMMON STOCKS 76.4%
ENERGY 12.5%
Oil, Gas & Consumable Fuels 12.5%
Crosstex Energy, Inc.	114,000	7,452,180
Fortum Corp.	200,000	3,517,988
Southwestern Energy Co. *	500,000	17,035,000
		28,005,168
FINANCIALS 3.6%
Real Estate 3.6%
Global Signal, Inc. REIT	185,000	8,019,750
TELECOMMUNICATION SERVICES 14.1%
Diversified Telecommunication Services 6.4%
BellSouth Corp.	300,000	8,178,000
Shenandoah Telecommunications Co.	155,000	6,306,950
		14,484,950
Wireless Telecommunication Services 7.7%
Alltel Corp.	99,999	6,682,947
Bouygues SA	50,000	2,384,088
Sprint Nextel Corp.	250,000	6,260,000
UbiquiTel, Inc. *	200,000	1,956,000
		17,283,035
UTILITIES 46.2%
Electric Utilities 25.3%
Cleco Corp.	95,000	2,097,600
DPL, Inc.	400,000	10,220,000
E.ON AG	190,000	6,013,500
Edison International	5,000	225,600
Entergy Corp.	150,000	10,500,000
Exelon Corp.	200,000	10,408,000
FirstEnergy Corp.	150,000	7,044,000
Hawaiian Electric Industries, Inc.	100,000	2,644,000
ITC Holdings Corp.	125,000	3,452,500
MGE Energy, Inc.	70,000	2,458,400
Progress Energy, Inc.	1,000	44,780
Scottish and Southern Energy plc	50,000	848,148
Southern Co.	3,000	104,130
TERNA SpA	200,000	485,727
Westar Energy, Inc.	5,000	113,100
		56,659,485

4

UTILITIES AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Shares	Value
COMMON STOCKS continued
UTILITIES continued
Gas Utilities 8.0%
ONEOK, Inc.	5,000	$137,150
Questar Corp.	25,000	1,864,000
Snam Rete Gas SpA	3,000,000	12,665,618
UGI Corp.	150,000	3,300,000
		17,966,768
Independent Power Producers & Energy Traders 6.8%
Constellation Energy Group, Inc.	1,000	52,990
Dynegy, Inc., Class A *	300,000	1,437,000
TXU Corp.	135,000	13,855,050
		15,345,040
Multi-Utilities 2.2%
NiSource, Inc.	50,000	1,076,500
RWE AG	25,000	1,721,698
Wisconsin Energy Corp.	1,500	56,925
WPS Resources Corp.	37,500	2,016,750
		4,871,873
Water Utilities 3.9%
Kelda Group plc	100,000	1,259,949
Northumbrian Water Group plc	1,000,000	4,392,040
Pennichuck Corp.	145,463	2,995,083
		8,647,072
Total Common Stocks (cost $141,662,647)		171,283,141
PREFERRED STOCKS 4.2%
UTILITIES 4.2%
Electric Utilities 3.9%
Carolina Power & Light Co.	8,500	726,750
Connecticut Light & Power Co., Ser. 1947	15,500	542,500
Dayton Power & Light Co., Ser. A	9,416	669,419
Dayton Power & Light Co., Ser. B	5,120	367,360
Entergy Arkansas, Inc.	644	62,146
Entergy Louisiana, Inc.	3,117	310,337
Louisville Gas & Electric Co.	29,473	685,247
Ohio Edison Co.	14,000	1,116,938
Pacific Gas & Electric Co., Ser. D	30,600	639,387
Pacific Gas & Electric Co., Ser. I	15,000	288,750
PECO Energy Co., Ser. C	29,590	2,381,995
Southern California Edison Co.	45,900	909,968
		8,700,797
Multi-Utilities 0.3%
Consolidated Edison, Inc.	8,100	714,420
Total Preferred Stocks (cost $9,639,510)		9,415,217
UNIT INVESTMENT TRUST 0.4%
Kayne Anderson MLP Investment Co.	15,000	364,950
Tortoise Energy Capital Corp.	20,000	441,800
Total Unit Investment Trust (cost $865,634)		806,750

5

UTILITIES AND HIGH INCOME FUND

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)
	Shares	Value
SHORT-TERM INVESTMENTS 12.6%
MUTUAL FUND SHARES 12.6%
Evergreen Institutional Money Market Fund µ ø (cost $28,191,268)	28,191,268	$28,191,268
Total Investments (cost $285,928,207) 139.5%		312,442,850
Other Assets and Liabilities (39.5%)		(88,396,536)
Net Assets 100.0%		$224,046,314

µ	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

REIT	Real Estate Investment Trust

	Principal Amount	Value
CURRENCY 0.0%
Pound Sterling, 0.00% GBP	$3,095	$5,352
US Dollar, 0.00% USD	1	1
Total Currency (cost $5,471)		5,354

At November 30, 2005, the Fund had the following open interest rate swap agreement:

Expiration	Notional Amount	Counterparty	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Gain
11/16/2007	$43,000,000	Royal Bank of Scotland Greenwich Capital	Fixed-3.525%	Floating-4.12%	$1,031,615

At November 30, 2005, reverse repurchase agreements outstanding were as follows:

Principal Amount	Counterparty	Interest Rate	Maturity Date
$13,729,750	Lehman Brothers	4.67%	1/17/2006

On November 30, 2005, the aggregate cost of securities for federal income tax purposes was $286,295,530. The gross unrealized appreciation and depreciation on securities based on tax cost was $34,168,689 and $8,021,369, respectively, with a net unrealized appreciation of $26,147,320.

6

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: January 30, 2006

By: /s/ Kasey Phillips —————————————— Kasey Phillips, Principal Financial Officer Date: January 30, 2006